Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Summary of Financial Assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023

	(In millions)
Debt instruments	¥2,293,049	¥1,392,889
Equity instruments	83,080	95,350

Total financial assets at fair value through profit or loss	¥2,376,129	¥1,488,239